Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests

	For the Years Ended December 31,
	2011	2010	2009
Noncontrolling interests' share of loss from continuing operations	$4,192	$4,665	$3,894
Noncontrolling interests' share of (income) loss from discontinued operations	(599)	558	(770)

Net loss attributable to noncontrolling interests	$3,593	$5,223	$3,124